Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, D.C.  20004

Tel.  202.739.3000

Fax: 202.739.3001

www.morganlewis.com


September 2, 2003


VIA EDGAR

Filing Room
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re: The Advisors' Inner Circle Fund (File Nos. 33-42484 and 811-06400) Filing Pursuant to 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of The Advisors' Inner Circle Fund that the Prospectuses and Statements of Additional Information dated September 1, 2003 for the Cambiar Opportunity Fund, the Cambiar International Equity Fund, the Chicago Asset Management Value Portfolio, and the United Association S&P 500 Index Fund that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 67 filed electronically on August 28, 2003.

Please do not hesitate to contact me at (202) 739-5875 or John Ford at (202) 739-5856 should you have any questions.


Sincerely,

/s/ Thomas P. Lemke

Thomas P. Lemke